Concentrations of Credit Risk and Major Customers (Details) - Schedule of revenue by major customers by reporting segments		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage		72.50%		69.00%		76.90%
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage	[1]	46.60%		48.20%		47.70%
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage	[1]	25.90%		20.80%		18.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Accounts Receivable ,Percentage			[2]		[2]	11.20%	[3]

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Comprised less than 10% of net revenue for the respective year end.
[3]	Sales to this customer were reported in the Electric OEM operating segment.